TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES

11.     TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES

(a)	Trade payables and accrued liabilities

	December 31,	December 31,
	2021	2020
Trade payables	$17,137	$27,478
Accrued liabilities	20,722	14,758
Taxes payable	3,250	3,306
Lease liabilities	5,381	5,296
Other payables	2,246	2,383
	$48,736	$53,221

(b)	Other liabilities

	December 31,	December 31,
	2021	2020
Lease liabilities	$2,776	$5,925
Accrued liabilities	191	192
	$2,967	$6,117